Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Company’s contractual obligations as of June 30, 2025:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years

Operating lease payment	3,092,614	666,336	1,233,085	1,193,193
Bank borrowings	18,253,311	14,293,311	-	3,960,000
Loan from a related party	40,000	40,000	-	-
Total	21,385,924	14,999,647	1,233,085	5,153,193